Unaudited Pro Forma Condensed Combined Balance Sheet	Mar. 31, 2021 USD ($)
Current Assets
Cash	$ 519
Total current assets	519
TOTAL ASSETS	519
Current Liabilities
Total Current Liabilities	759,638
Total Liabilities	759,638
Stockholders’ Deficit
Preferred Stock, $.001 par value, 10,000,000 shares authorized, -0- shares issued and outstanding
Common stock: 2,000,000,000 authorized; $.001 par value 754,280,000 shares issued and outstanding	754,280
Additional paid in capital
Accumulated deficit	(1,499,376)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	519
Alterola Biotech [Member]
Current Assets
Cash	12,773
Total current assets	12,773
TOTAL ASSETS	12,773
Current Liabilities
Accounts payable and accrued liabilities	20,244
Accounts payable - related party	330,000
Loans payable - related parties	52,250
Total Current Liabilities	402,494
Total Liabilities	402,494
Stockholders’ Deficit
Preferred Stock, $.001 par value, 10,000,000 shares authorized, -0- shares issued and outstanding
Common stock: 2,000,000,000 authorized; $.001 par value 754,280,000 shares issued and outstanding	754,280
Ordinary shares: GBP £1.00 ($1.36) par value 100 shares issued and outstanding
Additional paid in capital	987,287
Common stock held in trust	(600,000)
Accumulated deficit	(1,531,288)
Accumulated other comprehensive loss
Total Stockholder’s Deficit	(389,721)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	12,773
A B T I Pharma Limited [Member]
Current Assets
Cash	519
Total current assets	519
TOTAL ASSETS	519
Current Liabilities
Accounts payable and accrued liabilities	97,130
Accounts payable - related party	232,665
Loans payable - related parties	26,100
Total Current Liabilities	355,895
Total Liabilities	355,895
Stockholders’ Deficit
Preferred Stock, $.001 par value, 10,000,000 shares authorized, -0- shares issued and outstanding
Common stock: 2,000,000,000 authorized; $.001 par value 754,280,000 shares issued and outstanding
Ordinary shares: GBP £1.00 ($1.36) par value 100 shares issued and outstanding	136
Additional paid in capital	1,544
Common stock held in trust
Accumulated deficit	(343,033)
Accumulated other comprehensive loss	(14,023)
Total Stockholder’s Deficit	(355,376)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	519
Proforma Adjustments [Member]
Current Assets
Cash
Total current assets
TOTAL ASSETS
Current Liabilities
Accounts payable and accrued liabilities
Accounts payable - related party
Loans payable - related parties
Total Current Liabilities
Total Liabilities
Stockholders’ Deficit
Preferred Stock, $.001 par value, 10,000,000 shares authorized, -0- shares issued and outstanding
Common stock: 2,000,000,000 authorized; $.001 par value 754,280,000 shares issued and outstanding
Ordinary shares: GBP £1.00 ($1.36) par value 100 shares issued and outstanding	(136)
Additional paid in capital	(599,864)
Common stock held in trust	600,000
Accumulated deficit
Accumulated other comprehensive loss
Total Stockholder’s Deficit
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT
Proforma As Adjusted [Member]
Current Assets
Cash	13,292
Total current assets	13,292
TOTAL ASSETS	13,292
Current Liabilities
Accounts payable and accrued liabilities	117,374
Accounts payable - related party	562,665
Loans payable - related parties	78,350
Total Current Liabilities	758,389
Total Liabilities	758,389
Stockholders’ Deficit
Preferred Stock, $.001 par value, 10,000,000 shares authorized, -0- shares issued and outstanding
Common stock: 2,000,000,000 authorized; $.001 par value 754,280,000 shares issued and outstanding	754,280
Ordinary shares: GBP £1.00 ($1.36) par value 100 shares issued and outstanding
Additional paid in capital	388,967
Common stock held in trust
Accumulated deficit	(1,874,321)
Accumulated other comprehensive loss	(14,023)
Total Stockholder’s Deficit	(745,097)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 13,292